UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3361

Fidelity Massachusetts Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Massachusetts AMT Tax-Free Money Market Fund

April 30, 2017

SMA-QTLY-0617
1.800350.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.8%
	Principal Amount	Value
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.95% 5/5/17, VRDN (a)	$700,000	$700,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.98% 5/5/17, VRDN (a)	100,000	100,000
Series 1999 A, 0.96% 5/5/17, VRDN (a)	200,000	200,000
		300,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.07% 5/5/17, VRDN (a)	400,000	400,000
Series I, 1.07% 5/5/17, VRDN (a)	200,000	200,000
		600,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.05% 5/5/17, VRDN (a)	1,100,000	1,100,000
Massachusetts - 49.2%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.87% 5/5/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,805,000	5,805,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.92% 5/5/17, LOC Citibank NA, VRDN (a)	17,850,000	17,850,000
Series 2010 A2, 0.91% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	11,600,000	11,600,000
Series 2010 A3, 0.86% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,700,000	24,700,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.9% 5/5/17, LOC Freddie Mac, VRDN (a)	3,480,000	3,480,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.9% 5/5/17, LOC Bank of America NA, VRDN (a)	12,120,000	12,120,000
(Boston Univ. Proj.) Series U3, 0.89% 5/5/17, LOC Northern Trust Co., VRDN (a)	5,900,000	5,900,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.9% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,365,000	3,365,000
(College of the Holy Cross Proj.) Series 2008 A, 0.83% 5/1/17, LOC JPMorgan Chase Bank, VRDN (a)	5,465,000	5,465,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.91% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	4,455,000	4,455,000
(ISO New England, Inc. Proj.) Series 2005, 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	23,220,000	23,220,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.92% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,575,000	5,575,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.91% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,300,000	11,300,000
(Simmons College Proj.) Series G, 0.89% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	4,705,000	4,705,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.85% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	28,620,000	28,620,000
Series 2006, 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	3,545,000	3,545,000
Series 2010, 0.92% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	960,000	960,000
Series 2014 M2, 0.9% 5/5/17, LOC Bank of New York, New York, VRDN (a)	6,100,000	6,100,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.86% 5/5/17 (Liquidity Facility Citibank NA), VRDN (a)	16,615,000	16,615,000
Series 2001 C, 0.9% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,700,000	11,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.):
Series 2005 I, 0.85% 5/5/17, VRDN (a)	14,790,000	14,790,000
Series 2005 J1, 0.85% 5/5/17, VRDN (a)	4,500,000	4,500,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.93% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2009 J2, 0.86% 5/1/17, LOC JPMorgan Chase Bank, VRDN (a)	2,700,000	2,700,000
Series 2009 K, 0.92% 5/5/17, LOC Bank of America NA, VRDN (a)	9,950,000	9,950,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.85% 5/1/17, LOC Wells Fargo Bank NA, VRDN (a)	1,320,000	1,320,000
(Boston Univ. Proj.) Series H, 0.84% 5/5/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	11,500,000	11,500,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.9% 5/5/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,900,000	2,900,000
Series 2010 N4, 0.88% 5/1/17, LOC Wells Fargo Bank NA, VRDN (a)	3,490,000	3,490,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.87% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	905,000	905,000
(Harvard Univ. Proj.) Series Y, 0.88% 5/5/17, VRDN (a)	1,290,000	1,290,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.88% 5/5/17, VRDN (a)	22,500,000	22,500,000
Series 2001 J2, 0.88% 5/5/17, VRDN (a)	13,025,000	13,025,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.94% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	8,860,000	8,860,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(Williams College Proj.):
Series I, 0.89% 5/5/17, VRDN (a)	10,000,000	10,000,000
Series J, 0.85% 5/5/17, VRDN (a)	27,092,000	27,092,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	2,010,000	2,010,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Governor Dummer Academy Proj.) Series 1996, 0.91% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	800,000	800,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.93% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	2,360,000	2,360,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.86% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,200,000	10,200,000
Series 2008 C2, 0.91% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	15,900,000	15,900,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.89% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	42,820,000	42,820,000
		430,892,000
Pennsylvania - 0.3%
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 1.08% 5/5/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,995,000	1,995,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.95% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000,000	1,000,000
		2,995,000
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1% 5/5/17, VRDN (a)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $436,787,000)		436,787,000

Tender Option Bond - 16.7%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.1% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	200,000	200,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
Massachusetts - 16.3%
JPMorgan Chase Participating VRDN Series Putters 16 5005, 0.92% 5/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	20,000,000	20,000,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series 2016 20, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	3,200,000	3,200,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0245, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	400,000	400,000
Series 2016 XF2207, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Series 2016 XM0137, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,650,000	1,650,000
Series MS 3373, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900,000	900,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.95% 5/5/17 (Liquidity Facility Bank of America NA) (a)(b)	1,000,000	1,000,000
Series 16 XM 03 35, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	800,000	800,000
Series 16 XM0221, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,800,000	4,800,000
Series Clipper 07 06, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	12,000,000	12,000,000
Series Clipper 07 39, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	20,700,000	20,700,000
Series Clipper 07 41, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	6,100,000	6,100,000
Series Floaters 16 ZF2364, 0.94% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	935,000	935,000
Series Floaters XF 05 30, 0.94% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
Series Floaters XM 03 72, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,550,000	2,550,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XG0014, 0.95% 5/5/17 (Liquidity Facility Bank of America NA) (a)(b)	5,550,000	5,550,000
Series 16 XM0217, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,700,000	10,700,000
Series Floaters XF 00 47, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Series Putters 3650, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,200,000	3,200,000
Massachusetts School Bldg. Auth. Participating VRDN Series Floaters XM 03 89, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	600,000	600,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	700,000	700,000
Participating VRDN:
Series 15 XF2203, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Series 16 XM0239, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,400,000	1,400,000
Series 16 ZM0173, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Series EGL 15 0004, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 001, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Series EGL 15 002, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	6,600,000	6,600,000
Series EGL 15 003, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	6,000,000	6,000,000
Series Floaters YX 10 29, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	800,000	800,000
Series MS 30911, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,335,000	1,335,000
Series ROC II R 14021, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1.1%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	5,000,000	5,000,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,000,000	1,000,000
		143,120,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 6/9/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	400,000	400,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.05% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	580,000	580,000
TOTAL TENDER OPTION BOND
(Cost $146,000,000)		146,000,000

Other Municipal Security - 18.8%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,885,000	1,885,000
Series 2010 A2, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,400,000	1,400,000
		3,285,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds ( Louisville Gas & Elec. Co. Proj.) 0.87% tender 5/2/17, CP mode	700,000	700,000
Massachusetts - 18.3%
Danvers Gen. Oblig. BAN 1.5% 8/18/17	1,260,000	1,261,969
Gloucester Gen. Oblig. BAN Series 2017, 2% 2/2/18	1,500,000	1,510,924
Holden Massachusetts Gen. Oblig. BAN Series 2016, 2.25% 6/16/17	4,000,000	4,007,047
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2007 A2, 0% 7/1/17 (Pre-Refunded to 7/1/17 @ 62.473)	3,190,000	2,028,027
Massachusetts Dev. Fin. Agcy. 0.94% 6/7/17, LOC TD Banknorth, NA, CP	1,026,000	1,026,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2011 K5, 5%, tender 1/18/18 (a)	410,000	421,132
Massachusetts Fed. Hwy. Bonds Series 2013 A, 4% 6/15/17	1,635,000	1,641,424
Massachusetts Gen. Oblig.:
Bonds:
Series 2007 C:
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	9,500,000	9,598,053
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	200,000	202,053
Series 2012 D, 1.33% 1/1/18 (a)	2,775,000	2,776,347
Series 2015 A, 3% 7/1/17	2,100,000	2,107,540
Series B, 1.38% 2/1/18 (a)(d)	7,100,000	7,106,833
RAN:
Series 2016 B 2% 5/22/17	3,300,000	3,302,261
Series 2016 C 2% 6/26/17	8,710,000	8,725,441
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
( Partners Healthcare Sys., Inc. Proj.):
Series H-2 0.91% tender 5/1/17, CP mode	3,000,000	3,000,000
Series H-2, 0.86% tender 5/5/17, CP mode	4,000,000	4,000,000
(Berklee College Proj.) 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	3,150,000	3,203,302
(Massachusetts Institute of Technology Proj.) Series A, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	4,600,000	4,631,869
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 H-1 0.93% tender 6/1/17, CP mode	2,600,000	2,600,000
Series H-1, 0.8% tender 6/5/17, CP mode	3,000,000	3,000,000
Series H-2, 0.8% tender 6/2/17, CP mode	2,700,000	2,700,000
Series H1, 0.83% tender 5/3/17, CP mode	2,800,000	2,800,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1993 B, 1% tender 5/4/17, CP mode	8,400,000	8,400,000
Series 2017, 1.05% tender 5/31/17, CP mode	400,000	400,000
Massachusetts Port Auth. Rev. Series 12A, 0.77% 5/10/17, LOC TD Banknorth, NA, CP	9,000,000	9,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2007 A, 5% 8/15/17 (Pre-Refunded to 8/15/17 @ 100)	1,500,000	1,517,873
Series B:
0.83% 6/5/17, LOC Citibank NA, CP	4,100,000	4,100,000
0.83% 6/6/17, LOC Citibank NA, CP	8,200,000	8,200,000
0.87% 6/9/17, LOC Citibank NA, CP	6,400,000	6,400,000
Series C, 0.79% 5/1/17, LOC Barclays Bank PLC, CP	6,200,000	6,200,000
0.96% 6/1/17, LOC Barclays Bank PLC, CP	8,100,000	8,100,000
0.96% 6/5/17, LOC Citibank NA, CP	2,800,000	2,800,000
0.96% 6/6/17, LOC Barclays Bank PLC, CP	2,100,000	2,100,000
0.96% 6/7/17, LOC Barclays Bank PLC, CP	4,500,000	4,500,000
0.97% 6/2/17, LOC Barclays Bank PLC, CP	3,440,000	3,440,000
0.97% 6/5/17, LOC Barclays Bank PLC, CP	7,960,000	7,960,000
Nantucket Gen. Oblig. BAN Series 2016, 2% 6/2/17	1,500,000	1,501,668
Orleans Gen. Oblig. Anticipation Notes BAN Series 2017, 2% 2/9/18	2,679,840	2,700,059
Plymouth Gen. Oblig. BAN 2% 5/4/17	4,100,000	4,100,399
Salisbury Gen. Oblig. BAN Series 2016, 2% 9/15/17	3,289,200	3,303,116
Stoughton Gen. Oblig. BAN 2% 6/30/17	700,000	701,244
West Boylston Gen. Oblig. Anticipation Notes BAN Series 2016, 2% 11/17/17	1,000,000	1,005,973
Westfield Gen. Oblig. BAN 2% 10/31/17	2,300,000	2,310,483
		160,391,037
TOTAL OTHER MUNICIPAL SECURITY
(Cost $164,376,037)		164,376,037
	Shares	Value

Investment Company - 14.6%
Fidelity Tax-Free Cash Central Fund, 0.93% (e)(f)
(Cost $128,323,225)	128,321,852	128,323,225
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $875,486,262)		875,486,262
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,286,890
NET ASSETS - 100%		$876,773,152

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.6% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,506,833 or 0.9% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1.1%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 1/3/17	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$236,331
Total	$236,331

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2017 the cost for Federal Income Tax Purposes was $875,486,262.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Income Fund

April 30, 2017

MFL-QTLY-0617
1.800349.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	1,005,000	1,044,275
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/29	$2,000,000	$2,232,120
5% 12/1/30	1,750,000	1,941,065

TOTAL GUAM		5,217,460

Massachusetts - 96.8%
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,452,950
Boston Gen. Oblig. Series 2012 A, 5% 4/1/22	2,050,000	2,397,988
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25 (Pre-Refunded to 5/1/19 @ 100)	1,725,000	1,859,136
5% 11/1/26 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,616,640
5% 11/1/28 (Pre-Refunded to 5/1/19 @ 100)	2,195,000	2,365,683
Series 2012 A, 4% 11/1/25	2,950,000	3,253,939
Series 2016 B:
5% 11/1/34	1,000,000	1,171,230
5% 11/1/35	1,500,000	1,752,885
5% 11/1/36	1,700,000	1,982,132
Sr. Series A, 5.25% 11/1/19	4,675,000	4,903,841
Braintree Gen. Oblig.:
5% 5/15/26	2,300,000	2,835,555
5% 5/15/27	2,000,000	2,491,500
5% 5/15/28	600,000	753,072
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,002,051
5% 1/1/24	340,000	393,706
Framingham Gen. Oblig. Series 2012 A:
4% 12/1/20	1,260,000	1,380,393
4% 12/1/24	1,360,000	1,511,980
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,977
Marshfield Gen. Oblig.:
5% 11/1/20	1,780,000	1,995,843
5% 11/1/21	1,730,000	1,987,338
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	115,000	120,661
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460,000	1,632,995
7% 3/1/21	610,000	682,279
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2012 A, 5% 7/1/22	6,110,000	7,171,429
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	3,950,000	4,782,305
Series 2004 C, 5.5% 7/1/22	5,285,000	6,313,620
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,144,680
Series 2006 A:
5.25% 7/1/29	3,005,000	3,794,744
5.25% 7/1/32	6,745,000	8,573,097
Series 2010 B:
5% 7/1/26	1,000,000	1,114,540
5% 7/1/28	1,000,000	1,112,890
5% 7/1/30	1,000,000	1,110,920
Series 2015 A:
5% 7/1/40	14,570,000	16,484,644
5% 7/1/45	14,125,000	15,927,068
Massachusetts Clean Energy Coop. Corp. Series 2013:
5% 7/1/25	2,795,000	3,269,871
5% 7/1/30	3,725,000	4,283,415
Massachusetts Clean Wtr. Trust:
(Pool Prog.):
Series 2004 A, 5.25% 2/1/24	1,170,000	1,429,412
Series 6, 5.25% 8/1/19	30,000	30,094
Series 8:
5% 8/1/17	110,000	110,345
5% 8/1/20	105,000	105,300
Series 14, 5% 8/1/38	8,390,000	9,039,386
Series 18:
5% 2/1/28	3,500,000	4,154,430
5% 2/1/29	6,355,000	7,499,345
Series 2002 A, 5.25% 8/1/20	680,000	682,108
Series 2012 B:
5% 8/1/27	295,000	345,418
5% 8/1/27 (Pre-Refunded to 8/1/22 @ 100)	5,605,000	6,578,364
5% 8/1/28	330,000	385,315
5% 8/1/28 (Pre-Refunded to 8/1/22 @ 100)	6,240,000	7,323,638
Series 6, 5.5% 8/1/30	1,310,000	1,314,113
5% 8/1/28	3,480,000	3,771,902
Massachusetts Commonwealth Trans. Fund Rev.:
(Accelerated Bridge Prog.) Series 2014 A, 5% 6/1/44	27,295,000	30,975,731
(Rail Enhancement Prog.) Series 2015 A, 5% 6/1/45	17,750,000	20,156,723
Series 2013 A, 5% 6/1/43	10,000,000	11,185,700
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/22	11,000,000	12,048,850
5% 1/1/25	13,340,000	14,556,875
5% 1/1/26	4,210,000	4,588,269
5% 1/1/27	7,000,000	7,619,430
5% 1/1/30	5,000,000	5,456,100
5% 1/1/32	3,495,000	3,787,112
5% 1/1/35	4,230,000	4,598,518
Massachusetts Dev. Fin. Agcy. Hosp. Rev. Series 2013:
5.25% 11/15/36	3,000,000	3,318,960
5.25% 11/15/41	4,620,000	5,082,832
Massachusetts Dev. Fin. Agcy. Rev.:
( Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	1,420,000	1,622,364
5% 7/1/25	1,500,000	1,735,665
(Boston College Proj.) Series T:
5% 7/1/38	1,235,000	1,428,809
5% 7/1/39	4,000,000	4,620,200
5% 7/1/42	1,875,000	2,158,688
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40 (Pre-Refunded to 10/1/19 @ 100)	3,100,000	3,437,559
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,093,924
5% 10/1/24	1,210,000	1,272,557
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	2,745,000	2,930,123
5.25% 12/1/25	820,000	876,580
5.625% 12/1/30	1,000,000	1,071,820
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	11,661,930
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,900,973
5% 7/1/32	1,905,000	2,160,765
5% 7/1/33	2,020,000	2,275,873
5% 7/1/36	2,000,000	2,216,760
5% 7/1/39	5,800,000	6,381,044
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,665,910
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/21	750,000	839,708
5% 7/1/22	875,000	989,783
5% 7/1/24	1,000,000	1,150,920
5% 7/1/26	1,935,000	2,244,581
5% 7/1/27	2,085,000	2,431,902
5% 7/1/28	2,800,000	3,223,612
(Suffolk Univ., Proj.) Series 2017:
5% 7/1/29	1,000,000	1,141,990
5% 7/1/30	1,000,000	1,133,690
5% 7/1/31	3,750,000	4,220,475
5% 7/1/32	1,000,000	1,118,210
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	12,485,000	14,117,414
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,452,374
5% 10/1/30	1,100,000	1,214,906
5% 10/1/31	1,200,000	1,321,644
5% 10/1/32	1,240,000	1,362,152
5% 10/1/33	1,235,000	1,345,174
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,419,239
5% 7/1/29	1,320,000	1,477,608
5% 7/1/30	1,390,000	1,546,347
5% 7/1/38	3,750,000	4,007,550
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,563,923
5% 10/1/35	1,495,000	1,634,543
5% 10/1/46	4,250,000	4,597,778
Series 2008 B:
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	1,958,100
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	1,891,850
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,806,950
Series 2008:
5% 9/1/22	750,000	787,823
5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	350,000	368,557
5% 9/1/26	1,020,000	1,070,888
5% 9/1/26 (Pre-Refunded to 9/1/18 @ 100)	480,000	505,450
5.75% 9/1/25 (Pre-Refunded to 9/1/18 @ 100)	9,500,000	10,084,440
Series 2010 B2, 5.25% 2/1/34 (Pre-Refunded to 2/1/21 @ 100)	5,000,000	5,711,550
Series 2011 B, 5% 7/1/41	6,520,000	7,206,360
Series 2011 H:
5.125% 7/1/26	5,595,000	6,079,471
5.5% 7/1/31	7,750,000	8,461,063
Series 2011:
5% 10/1/20	1,215,000	1,361,906
5% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	5,000,000	5,731,600
5.25% 10/1/41	5,485,000	6,177,097
Series 2012 G:
5% 10/1/23	2,245,000	2,513,861
5% 10/1/24	1,625,000	1,818,879
5% 10/1/25	1,600,000	1,783,760
5% 10/1/26	2,170,000	2,405,727
5% 10/1/27	2,235,000	2,469,899
5% 10/1/28	1,240,000	1,367,050
Series 2012 J, 5% 7/1/42	7,000,000	7,831,390
Series 2012 L, 5% 7/1/36	6,000,000	6,589,080
Series 2013 A:
6.25% 11/15/33 (a)	2,245,000	2,355,117
6.5% 11/15/43 (a)	4,000,000	4,187,960
Series 2013 E:
5% 11/1/38	3,400,000	3,773,150
5% 11/1/43	15,000,000	16,534,950
Series 2013 F:
4% 7/1/32	2,050,000	2,067,753
4% 7/1/43	21,685,000	20,832,996
5% 7/1/27	1,300,000	1,470,989
5% 7/1/37	3,925,000	4,280,370
Series 2013 G, 5% 7/1/44	17,105,000	17,849,581
Series 2013 P, 5% 7/1/43	12,320,000	13,910,512
Series 2013 X, 5% 10/1/48	14,920,000	16,474,216
Series 2013, 5% 7/1/21	1,085,000	1,220,321
Series 2014 A:
5% 3/1/32	1,700,000	1,941,111
5% 3/1/33	1,250,000	1,417,288
5% 3/1/39	4,000,000	4,427,960
5% 3/1/44	15,765,000	17,340,081
Series 2014 F:
5% 7/15/19	250,000	264,778
5% 7/15/20	300,000	324,552
5% 7/15/21	300,000	330,597
5% 7/15/22	400,000	444,136
5% 7/15/23	350,000	394,384
5% 7/15/24	400,000	444,220
5% 7/15/25	550,000	606,227
5% 7/15/26	500,000	548,165
5% 7/15/27	200,000	218,328
5% 7/15/28	320,000	348,390
5.625% 7/15/36	800,000	877,608
5.75% 7/15/43	4,700,000	5,158,203
Series 2014 M4, 5% 7/1/44	15,000,000	16,489,500
Series 2014 P:
5% 10/1/32	5,000,000	5,778,550
5% 10/1/46	7,080,000	7,909,776
Series 2015 D, 5% 7/1/44	10,975,000	11,622,415
Series 2015 F, 5% 8/15/45	18,290,000	19,944,696
Series 2015 H1:
5% 7/1/26	3,585,000	4,228,328
5% 7/1/29	3,750,000	4,327,350
5% 7/1/30	1,800,000	2,064,420
5% 7/1/31	1,190,000	1,356,481
5% 7/1/32	1,000,000	1,132,950
5% 7/1/33	1,000,000	1,126,810
Series 2015 O2:
5% 7/1/27	8,635,000	10,198,539
5% 7/1/29	4,495,000	5,215,414
Series 2015 Q:
5% 8/15/28	1,000,000	1,190,090
5% 8/15/29	1,000,000	1,181,860
5% 8/15/32	1,500,000	1,752,060
5% 8/15/33	1,500,000	1,743,600
5% 8/15/34	1,790,000	2,070,672
5% 8/15/38	1,690,000	1,941,540
Series 2015:
5% 1/1/25	3,525,000	3,991,322
5% 1/1/27	2,695,000	3,060,523
5% 1/1/28	1,850,000	2,106,910
5% 1/1/29	2,945,000	3,355,415
Series 2016 A:
5% 1/1/47	5,000,000	5,455,800
5.25% 1/1/42	7,000,000	7,795,830
Series 2016 E:
5% 7/1/31	1,000,000	1,096,920
5% 7/1/32	2,200,000	2,398,968
5% 7/1/33	1,500,000	1,627,215
5% 7/1/34	1,500,000	1,618,800
5% 7/1/35	1,500,000	1,614,030
5% 7/1/36	1,000,000	1,074,430
5% 7/1/37	2,000,000	2,147,280
Series 2016 I:
5% 7/1/27	1,150,000	1,311,230
5% 7/1/30	1,400,000	1,589,154
5% 7/1/31	1,350,000	1,523,286
5% 7/1/32	1,610,000	1,805,857
5% 7/1/34	3,000,000	3,387,600
5% 7/1/36	2,000,000	2,238,300
5% 7/1/37	1,470,000	1,639,035
5% 7/1/38	1,000,000	1,111,680
5% 7/1/41	9,055,000	9,859,356
Series 2016 N, 5% 12/1/36	2,520,000	2,836,210
Series 2016 Q, 5% 7/1/46	10,100,000	11,602,476
Series 2016:
4% 10/1/36	1,250,000	1,279,538
5% 7/1/26	1,710,000	1,955,590
5% 7/1/29	2,000,000	2,243,300
5% 7/1/30	2,000,000	2,228,320
5% 7/1/31	1,700,000	1,881,441
5% 10/1/32	1,760,000	2,043,571
5% 9/1/33	475,000	555,570
5% 10/1/33	1,500,000	1,731,060
5% 10/1/34	1,500,000	1,720,500
5% 9/1/35	375,000	434,291
5% 10/1/35	1,500,000	1,711,320
5% 7/1/36	3,000,000	3,232,830
5% 9/1/36	315,000	363,699
5% 9/1/37	840,000	943,051
5% 10/1/37	2,000,000	2,266,160
5% 10/1/39	5,000,000	5,639,550
5% 7/1/41	5,145,000	5,499,439
5% 7/1/46	1,440,000	1,533,542
5% 9/1/46	3,235,000	3,681,656
5% 10/1/46	4,000,000	4,467,240
5% 10/1/48	1,000,000	1,063,230
5% 9/1/52	4,100,000	4,540,914
Series BB1, 5% 10/1/46	355,000	394,966
Series I, 6.875% 1/1/41	9,540,000	10,890,482
Series L, 5% 7/1/41	4,900,000	5,350,702
Series N 2016:
5% 12/1/41	8,310,000	9,238,061
5% 12/1/46	12,325,000	13,617,400
5% 3/1/34	4,375,000	4,940,206
5.25% 7/1/25	1,000,000	1,128,210
5.25% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,181,730
5.25% 7/1/26	1,000,000	1,119,490
5.25% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,181,730
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds Series 2009, 5.75%, tender 5/1/19 (b)	2,000,000	2,182,960
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A:
5.5% 1/1/22	3,500,000	3,817,730
5.5% 1/1/23 (c)	125,000	131,731
Massachusetts Fed. Hwy. Series 2013 A:
5% 6/15/26	5,000,000	5,810,550
5% 6/15/27	5,000,000	5,813,200
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,551,240
Series 2006 B, 5.25% 9/1/22	5,360,000	6,367,251
Series 2007 A, 1.26% 5/1/37 (b)	20,250,000	18,540,698
Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	1,750,000	1,962,748
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	1,930,000	2,164,630
Series 2014 E:
5% 9/1/28	10,400,000	12,129,312
5% 9/1/29	7,500,000	8,722,200
5% 9/1/30	5,000,000	5,801,000
5% 9/1/31	8,000,000	9,250,800
Series 2015 A, 4% 5/1/25	19,000,000	21,000,700
Series 2015 C:
5% 7/1/40	12,730,000	14,422,454
5% 7/1/45	22,075,000	24,891,329
Series 2016 A, 5% 3/1/46	12,985,000	14,526,060
Series 2016 B:
5% 7/1/31	19,965,000	23,633,569
5% 7/1/32	5,000,000	5,878,850
5% 7/1/33	5,000,000	5,843,650
5% 7/1/34	10,245,000	11,901,924
5% 7/1/35	5,500,000	6,360,860
5% 7/1/36	10,260,000	11,830,498
5% 7/1/37	8,495,000	9,773,328
Series 2016:
5% 3/1/31	1,500,000	1,729,920
5% 3/1/32	7,500,000	8,609,100
Series 2017 C, 5% 10/1/26	20,000,000	24,602,800
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,186,925
(Berklee College Proj.):
5% 10/1/19	230,000	233,618
5% 10/1/21	225,000	228,521
5% 10/1/23	140,000	142,180
5% 10/1/25	415,000	421,424
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	5,260,000	5,281,303
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Pre-Refunded to 11/15/19 @ 100)	2,000,000	2,193,280
5.125% 11/15/35 (Pre-Refunded to 11/15/19 @ 100)	1,000,000	1,099,750
6% 11/15/28 (Pre-Refunded to 11/15/19 @ 100)	2,735,000	3,067,439
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,065,541
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,020,600
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/17	775,000	787,578
5% 10/1/18	500,000	527,080
5% 10/1/20	2,000,000	2,106,880
5% 10/1/22	1,160,000	1,221,318
5% 10/1/27	3,030,000	3,185,772
5% 10/1/28	1,000,000	1,050,690
5% 10/1/33	5,000,000	5,239,050
Series 2009 Y1:
5% 10/1/17	1,570,000	1,595,481
5% 10/1/19	1,730,000	1,880,579
Series 2009 Y2:
5% 10/1/17	1,145,000	1,163,583
5% 10/1/18	1,215,000	1,280,804
(Partners HealthCare Sys., Inc. Proj.):
Series 2009 I3, 5% 7/1/21	2,300,000	2,495,132
Series 2010 J1, 5% 7/1/39	23,500,000	25,070,975
(Tufts Univ. Proj.) Series J, 5.5% 8/15/17	500,000	506,630
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,228,600
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,995,000	20,506,432
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,836,666
5.375% 6/1/30	8,000,000	8,352,960
Series 2007 E:
5% 7/15/32	1,155,000	1,161,861
5% 7/15/37	2,750,000	2,764,438
Series 2010 C:
5% 7/1/30	4,460,000	4,740,802
5.125% 7/1/35	930,000	981,652
Series E, 5% 7/15/27	7,195,000	7,240,760
Massachusetts Port Auth. Rev.:
Series 2007 C, 5% 7/1/17 (FSA Insured) (c)	1,660,000	1,670,856
Series 2010 A:
5% 7/1/34	2,000,000	2,208,100
5% 7/1/40	12,000,000	13,201,800
Series 2012 A:
5% 7/1/37 (c)	2,000,000	2,238,560
5% 7/1/42 (c)	10,300,000	11,433,824
Series 2012 B:
5% 7/1/25	4,150,000	4,812,714
5% 7/1/27	6,570,000	7,612,133
5% 7/1/28	5,030,000	5,819,811
Series 2014 B, 5% 7/1/39 (c)	4,965,000	5,536,074
Series 2014 C:
5% 7/1/28	3,000,000	3,527,580
5% 7/1/29	4,205,000	4,914,257
5% 7/1/30	3,000,000	3,488,880
Series 2015 A:
5% 7/1/28	460,000	548,527
5% 7/1/28 (c)	500,000	580,925
5% 7/1/29 (c)	1,245,000	1,436,680
5% 7/1/30	1,400,000	1,648,976
5% 7/1/30 (c)	1,450,000	1,661,874
5% 7/1/40 (c)	2,000,000	2,197,880
5% 7/1/45 (c)	3,500,000	3,833,305
5% 7/1/45	5,570,000	6,293,432
Series 2016 A:
5% 7/1/26	695,000	851,118
5% 7/1/28	760,000	918,832
5% 7/1/30	1,660,000	1,976,894
5% 7/1/32	1,970,000	2,314,514
5% 7/1/36	3,760,000	4,332,272
Series 2016 B:
4% 7/1/46 (c)	10,455,000	10,542,508
5% 7/1/43 (c)	6,410,000	7,094,203
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,615,000	1,624,238
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,005,700
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,568,861
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,005,650
(BosFuel Proj.) Series 2007, 5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,175,000	5,199,219
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	13,000,000	14,131,000
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,023,580
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	5,019,850
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2007 A, 5% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	25,000	25,293
Series 2011 B:
5% 10/15/41	25,000,000	28,200,500
5.25% 10/15/35	12,500,000	14,365,000
Series 2012 A:
5% 8/15/23	15,000,000	17,532,150
5% 8/15/24	27,500,000	32,111,740
Series 2012 B:
5% 8/15/27	10,000,000	11,600,100
5% 8/15/28	12,000,000	13,887,360
5% 8/15/30	18,400,000	21,193,856
Series 2013 A, 5% 5/15/43	18,675,000	21,040,376
Series 2016 A:
5% 11/15/40	7,335,000	8,361,020
5% 11/15/41	7,710,000	8,782,307
Series 2016 C, 5% 11/15/33	20,000,000	23,494,400
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,337,215
Series 2005:
5.25% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,270,000	4,841,540
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,272,750
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	6,051,031
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	2,057,378
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	4,430,253
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,148,620
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,042,723
Series 2009 B:
5% 5/1/35	5,560,000	6,127,732
5% 5/1/40	4,625,000	5,081,580
Series 2012 A:
5% 5/1/36	7,360,000	8,374,502
5% 5/1/41	10,000,000	11,231,900
Series 2012 B:
5% 5/1/29	2,000,000	2,301,300
5% 5/1/30	1,870,000	2,147,863
5% 5/1/37	3,075,000	3,489,479
5% 5/1/43	11,125,000	12,450,989
Series 2014 B:
5% 5/1/39	2,500,000	2,811,675
5% 5/1/44	13,935,000	15,607,061
Series 2014 D:
5% 5/1/39	7,575,000	8,541,494
5% 5/1/41	4,515,000	5,080,865
Series 2016 A:
5% 5/1/38	11,450,000	12,936,783
5% 5/1/41	7,960,000	8,957,627
5% 5/1/49	12,015,000	13,457,881
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,595,646
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,202,004
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	5,617,381
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	23,109,363
Sr. Series C, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	13,498,498
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	9,160,000	9,598,764
Series 2009 B1, 5% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	520,000	565,074
Series 2009, 5% 8/1/22	2,020,000	2,191,801
Series 2011 B:
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	905,000	1,039,592
5% 8/1/36 (Pre-Refunded to 8/1/21 @ 100)	4,110,000	4,721,239
5% 8/1/41 (Pre-Refunded to 8/1/21 @ 100)	16,000,000	18,379,520
Series 2011 C, 5.25% 8/1/42	8,425,000	9,588,914
Series 2012 A, 5% 8/1/37	8,000,000	9,129,040
Series 2014 F, 5% 8/1/26	8,790,000	10,449,025
Series 2016 B, 5% 8/1/40	4,625,000	5,322,404
Series 2016 C:
5% 8/1/35	10,000,000	11,682,900
5% 8/1/40	27,000,000	31,071,330
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23 (Pre-Refunded to 5/15/19 @ 100)	1,255,000	1,354,471
5% 5/15/25 (Pre-Refunded to 5/15/19 @ 100)	1,150,000	1,241,149
5% 10/15/17	1,665,000	1,695,952
5% 10/15/19	500,000	546,625
Reading Gen. Oblig. Series 2012:
5% 2/1/20	1,165,000	1,283,481
5% 2/1/22	1,245,000	1,441,947
5% 2/1/23	1,185,000	1,400,255
Springfield Gen. Oblig. Series 2017:
5% 3/1/20	2,715,000	3,000,156
5% 3/1/23	1,775,000	2,095,405
5% 3/1/24	2,225,000	2,664,660
5% 3/1/25	2,420,000	2,924,086
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Pre-Refunded to 10/15/18 @ 100)	1,000,000	1,068,650
5.75% 10/15/27 (Pre-Refunded to 10/15/18 @ 100)	1,000,000	1,068,650
5.75% 10/15/28 (Pre-Refunded to 10/15/18 @ 100)	1,000,000	1,068,650
Taunton Gen. Oblig. 5% 12/1/17	1,965,000	2,010,726
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
(Bldg. Auth. Proj.) Series 2015 1:
5% 11/1/27	3,500,000	4,198,495
5% 11/1/28	6,000,000	7,146,600
5% 11/1/29	6,230,000	7,368,221
5% 11/1/30	6,000,000	7,061,220
Series 2014 1, 5% 11/1/44	20,445,000	22,851,172
Series 2015 1, 5% 11/1/40	9,595,000	10,878,331
Westfield Gen. Oblig. Series 2014:
5% 3/1/26	2,990,000	3,515,911
5% 3/1/27	2,740,000	3,204,896
Worcester Gen. Oblig. Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,961
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,766

TOTAL MASSACHUSETTS		2,068,037,792

TOTAL MUNICIPAL BONDS
(Cost $2,021,460,347)		2,073,255,252

Municipal Notes - 1.0%
Massachusetts - 1.0%
Massachusetts Health & Edl. Facilities Auth. Rev. (Children's Hosp. Proj.) Series 2010 N4, 0.88% 5/1/17, LOC Wells Fargo Bank NA, VRDN (b)
(Cost $20,000,000)	20,000,000	20,000,000
TOTAL INVESTMENT PORTFOLIO - 98.0%
(Cost $2,041,460,347)		2,093,255,252
NET OTHER ASSETS (LIABILITIES) - 2.0%		43,691,283
NET ASSETS - 100%		$2,136,946,535

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,543,077 or 0.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,281,303 or 0.2% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$5,155,034

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At April 30, 2017, the cost of investment securities for income tax purposes was $2,040,925,026. Net unrealized appreciation aggregated $52,330,226, of which $79,784,404 related to appreciated investment securities and $27,454,178 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Massachusetts Municipal Money Market Fund

April 30, 2017

MFS-QTLY-0617
1.800343.113

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 39.1%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 5/5/17, VRDN (a)(b)	$3,500,000	$3,500,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 0.98% 5/1/17, VRDN (a)(b)	2,750,000	2,750,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.98% 5/1/17, VRDN (a)(b)	7,990,000	7,990,000
		14,240,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.94% 5/5/17, VRDN (a)	1,800,000	1,800,000
Arkansas - 0.4%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.09% 5/5/17, VRDN (a)(b)	1,200,000	1,200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.06% 5/5/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	12,300,000	12,300,000
		13,500,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.08% 5/1/17, VRDN (a)(b)	800,000	800,000
Series 1988, 1.08% 5/1/17, VRDN (a)(b)	2,200,000	2,200,000
Series 1993 C, 0.98% 5/5/17, VRDN (a)	1,200,000	1,200,000
Series 1994, 1.08% 5/1/17, VRDN (a)(b)	1,300,000	1,300,000
Series 1999 B, 1.01% 5/5/17, VRDN (a)(b)	1,300,000	1,300,000
		6,800,000
Georgia - 0.0%
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.97% 5/5/17, VRDN (a)(b)	700,000	700,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.05% 5/5/17, VRDN (a)(b)	800,000	800,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.07% 5/5/17, VRDN (a)	1,900,000	1,900,000
Series I, 1.07% 5/5/17, VRDN (a)	800,000	800,000
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 1.05% 5/5/17, LOC Comerica Bank, VRDN (a)(b)	2,715,000	2,715,000
		6,215,000
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.97% 5/5/17, VRDN (a)(b)	5,600,000	5,600,000
(MidAmerican Energy Proj.) Series 2008 A, 0.97% 5/5/17, VRDN (a)(b)	3,700,000	3,700,000
		9,300,000
Kentucky - 0.6%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.98% 5/5/17, VRDN (a)(b)	18,200,000	18,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.05% 5/5/17, VRDN (a)	2,200,000	2,200,000
Massachusetts - 36.5%
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.87% 5/5/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,000,000	6,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.92% 5/5/17, LOC Citibank NA, VRDN (a)	73,950,000	73,950,000
Series 2010 A2:
0.89% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,100,000	1,100,000
0.91% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	11,365,000	11,365,000
Series 2010 A3, 0.86% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	39,125,000	39,125,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 1.15% 5/5/17, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000
(Monkiewicz Realty Trust Proj.) 1.07% 5/5/17, LOC Bank of America NA, VRDN (a)(b)	1,440,000	1,440,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.93% 5/5/17, LOC Freddie Mac, VRDN (a)(b)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.94% 5/5/17, LOC Fannie Mae, VRDN (a)(b)	45,000,000	45,000,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.9% 5/5/17, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(b)	12,700,000	12,700,000
(Tammy Brook Apts. Proj.) Series 2009, 0.9% 5/5/17, LOC Freddie Mac, VRDN (a)	6,070,000	6,070,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2008 A, 0.9% 5/5/17, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
(Boston Univ. Proj.):
Series U-6C, 0.83% 5/1/17, LOC TD Banknorth, NA, VRDN (a)	7,330,000	7,330,000
Series U3, 0.89% 5/5/17, LOC Northern Trust Co., VRDN (a)	36,400,000	36,400,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.9% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	12,660,000	12,660,000
(Clark Univ. Proj.) 0.92% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	35,100,000	35,100,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.92% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	1,880,000	1,880,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.91% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	4,035,000	4,035,000
(ISO New England, Inc. Proj.) Series 2005, 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	1,670,000	1,670,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.92% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,605,000	17,605,000
(Partners HealthCare Sys. Proj.) Series 2011 K2, 0.91% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	16,000,000	16,000,000
(Seven Hills Foundation and Affiliates Proj.):
Series 2008 A, 0.9% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	8,515,000	8,515,000
Series 2008 B, 0.9% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	3,840,000	3,840,000
(Simmons College Proj.) Series G, 0.89% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	43,710,000	43,710,000
(Wilber School Apts. Proj.) Series 2008 A, 0.9% 5/5/17, LOC Bank of America NA, VRDN (a)	6,300,000	6,300,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.85% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	15,885,000	15,885,000
Series 2001, 0.91% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	3,470,000	3,470,000
Series 2006, 0.91% 5/5/17, LOC PNC Bank NA, VRDN (a)	14,045,000	14,045,000
Series 2010, 0.92% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,575,000	6,575,000
Series 2014 M2, 0.9% 5/5/17, LOC Bank of New York, New York, VRDN (a)	14,000,000	14,000,000
Massachusetts Gen. Oblig. Series 2001 C, 0.9% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	2,585,000	2,585,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2005 J2, 0.83% 5/1/17, VRDN (a)	9,320,000	9,320,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.93% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	35,000,000	35,000,000
Series 2009 J2, 0.86% 5/1/17, LOC JPMorgan Chase Bank, VRDN (a)	5,920,000	5,920,000
Series 2009 K, 0.92% 5/5/17, LOC Bank of America NA, VRDN (a)	13,600,000	13,600,000
(Boston Univ. Proj.) Series H, 0.84% 5/5/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,575,000	4,575,000
(Children's Hosp. Proj.):
Series 2010 N3, 0.9% 5/5/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	62,100,000	62,100,000
Series 2010 N4, 0.88% 5/1/17, LOC Wells Fargo Bank NA, VRDN (a)	12,700,000	12,700,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.87% 5/5/17, LOC HSBC Bank U.S.A., NA, VRDN (a)	8,190,000	8,190,000
(Harvard Univ. Proj.) Series Y, 0.88% 5/5/17, VRDN (a)	2,125,000	2,125,000
(Henry Heywood Memorial Hosp. Proj.) Series 2009 C, 0.87% 5/1/17, LOC TD Banknorth, NA, VRDN (a)	1,070,000	1,070,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.88% 5/5/17, VRDN (a)	20,450,000	20,449,996
Series 2001 J2, 0.88% 5/5/17, VRDN (a)	64,870,000	64,870,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.94% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	35,040,000	35,040,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	5,075,000	5,075,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.89% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	42,175,000	42,175,000
(Williams College Proj.) Series I, 0.89% 5/5/17, VRDN (a)	10,950,000	10,950,000
Series 2009 O-1, 0.89% 5/5/17, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	17,195,000	17,195,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. (Princeton Westford Proj.) Series 2015 A, 0.92% 5/5/17, LOC Bank of America NA, VRDN (a)	13,900,000	13,900,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
Series 2009 A, 0.87% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	6,590,000	6,590,000
Series 2013 F, 0.95% 5/5/17, LOC TD Banknorth, NA, VRDN (a)(b)	25,860,000	25,860,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev. (Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.2% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	160,000	160,000
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.91% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	5,700,000	5,700,000
Massachusetts Port Auth. Rev. Series 2010 D, 0.93% 5/5/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	78,690,000	78,690,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.91% 5/5/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	32,100,000	32,100,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1999 B, 0.86% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	34,600,000	34,600,000
Series 2008 C2, 0.91% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	35,230,000	35,230,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.89% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	116,575,000	116,575,000
		1,184,554,996
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 5/5/17, VRDN (a)(b)	3,400,000	3,400,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.01% 5/5/17 (Total SA Guaranteed), VRDN (a)(b)	1,300,000	1,300,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 5/5/17, VRDN (a)(b)	5,800,000	5,800,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.15% 5/5/17, VRDN (a)(b)	3,100,000	3,100,000
		8,900,000
Wyoming - 0.0%
Converse County Envir. Impt. Rev. Series 1995, 1.01% 5/5/17, VRDN (a)(b)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,271,309,996)		1,271,309,996

Tender Option Bond - 26.2%
California - 0.3%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,125,000	6,125,000
Dignity Health Participating VRDN Series 17 04, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900,000	2,900,000
		9,025,000
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.1% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,165,000	1,165,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,635,000	2,635,000
Massachusetts - 25.5%
JPMorgan Chase Participating VRDN Series Putters 16 5005, 0.92% 5/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000,000	10,000,000
Massachusetts Clean Wtr. Trust Participating VRDN:
Series Clipper 05 36, 0.94% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	8,105,000	8,105,000
Series Clipper 06 11, 0.94% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	12,200,000	12,200,000
Massachusetts Commonwealth Trans. Fund Rev. Bonds Series 2016 20, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	18,875,000	18,875,000
Massachusetts Dev. Fin. Agcy. Participating VRDN Series Floaters XM 03 68, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,600,000	8,600,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series WF 10 56C, 1.2%, tender 8/3/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	19,805,000	19,805,000
Participating VRDN:
Series 15 XF0245, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,135,000	8,135,000
Series 2016 XF2207, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series 2016 XM0136, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)	1,875,000	1,875,000
Series 2016 XM0137, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,865,000	2,865,000
Series MS 3373, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,100,000	7,100,000
Series MS 3389X, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series ROC II R 11999X, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,785,000	6,785,000
Massachusetts Gen. Oblig. Participating VRDN:
Series 16 XF0374, 0.95% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	9,000,000	9,000,000
Series 16 XM 03 35, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,700,000	6,700,000
Series 16 XM0221, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,455,000	13,455,000
Series 16 ZF0377, 0.94% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,375,000	4,375,000
Series Clipper 07 06, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	36,075,000	36,075,000
Series Clipper 07 39, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	72,700,000	72,700,000
Series Clipper 07 41, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	42,200,000	42,200,000
Series EGL 07 0149, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	45,000,000	45,000,000
Series Floaters 16 ZF2364, 0.94% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,400,000	4,400,000
Series Floaters XF 05 28, 0.94% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,385,000	2,385,000
Series Floaters XF 05 30, 0.94% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,830,000	2,830,000
Series Floaters XM 03 72, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
Series Floaters XM 04 28, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
Massachusetts Health & Edl. Facilities Auth. Participating VRDN Series XL 00 17, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,785,000	10,785,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM0217, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	41,800,000	41,800,000
Series BA 15 XM0074, 0.94% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	10,000,000	10,000,000
Series Clipper 07 08, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	15,450,000	15,450,000
Series Floaters XF 00 47, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,600,000	9,600,000
Series Putters 3650, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,800,000	11,800,000
Series ROC II R 11913, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	5,110,000	5,110,000
Massachusetts Health and Edl. Facilities Auth. Rev. Participating VRDN Series 2017, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,175,000	11,175,000
Massachusetts School Bldg. Auth. Participating VRDN:
Series Floaters XM 03 89, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,400,000	4,400,000
Series XM 03 54, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series Solar 17 13, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,200,000	3,200,000
Participating VRDN:
Series 15 XF2203, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	3,960,000	3,960,000
Series 16 XM0239, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,625,000	5,625,000
Series 16 ZM0173, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,000,000	10,000,000
Series EGL 14 C031A, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	12,375,000	12,375,000
Series EGL 15 0004, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	57,460,000	57,460,000
Series EGL 15 001, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	56,710,000	56,710,000
Series EGL 15 002, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	64,000,000	64,000,000
Series EGL 15 003, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	48,340,000	48,340,000
Series Floaters XM 04 30, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335,000	3,335,000
Series Floaters YX 10 29, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,610,000	4,610,000
Series MS 30911, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700,000	2,700,000
Series Putters 3990, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Series ROC II R 14021, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,000,000	6,000,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1.1%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	39,380,000	39,380,000
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN:
Series ROC II R 11914, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	10,145,000	10,145,000
Series ROC II R 11968, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	5,185,000	5,185,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series XL 0042, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,380,000	8,380,000
		829,040,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000,000	2,000,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300,000	1,300,000
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 6/9/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	1,500,000	1,500,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.05% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,450,000	4,450,000
TOTAL TENDER OPTION BOND
(Cost $851,115,000)		851,115,000

Other Municipal Security - 22.7%
Georgia - 0.8%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	13,275,000	13,275,000
Series 2010 A2, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	11,740,000	11,740,000
		25,015,000
Massachusetts - 21.7%
Andover Gen. Oblig. BAN Series 2016, 2% 6/15/17	1,844,000	1,846,311
Billerica Gen. Oblig. BAN Series 2016, 2% 12/8/17	3,500,000	3,517,170
Boston Wtr. & Swr. Commission Rev. Bonds Series 2009 A, 5% 11/1/17	2,000,000	2,040,807
Burlington Gen. Oblig. BAN Series B, 2% 7/21/17	4,400,000	4,412,601
Eastham Massachusetts BAN Series 2016, 2.25% 6/16/17	5,700,000	5,710,540
Gloucester Gen. Oblig. BAN Series 2017, 2% 2/2/18	7,097,000	7,148,685
Hingham Gen. Oblig. BAN 2% 5/18/17	4,537,735	4,540,399
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 4% 7/1/17	1,000,000	1,005,230
Massachusetts Bay Trans. Auth. Sales Tax Rev. Bonds Series 2007 A2, 0% 7/1/17 (Pre-Refunded to 7/1/17 @ 62.473)	17,900,000	11,380,855
Massachusetts Dev. Fin. Agcy. 0.94% 6/7/17, LOC TD Banknorth, NA, CP	4,100,000	4,100,000
Massachusetts Dev. Fin. Agcy. Elec. Util. Rev. Bonds ( Nantucket Elec. Co. Proj.) 1.05% tender 5/2/17 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	13,300,000	13,300,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) 1.1% tender 6/2/17 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	28,000,000	28,000,000
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series 2011 K6, 5% 7/1/17	1,500,000	1,510,190
Massachusetts Gen. Oblig.:
Bonds:
Series 2007 C:
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	40,000,000	40,412,856
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	10,500,000	10,608,375
5% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	2,000,000	2,020,681
Series 2012 D, 1.33% 1/1/18 (a)	12,200,000	12,206,120
Series 2015 A, 3% 7/1/17	11,865,000	11,907,603
Series B, 1.38% 2/1/18 (a)(e)	36,700,000	36,735,322
RAN:
Series 2016 B 2% 5/22/17	20,700,000	20,714,093
Series 2016 C 2% 6/26/17	24,950,000	24,994,534
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
( Partners Healthcare Sys., Inc. Proj.):
Series H-2 0.91% tender 5/1/17, CP mode	16,790,000	16,790,000
Series H-2, 0.86% tender 5/5/17, CP mode	15,790,000	15,790,000
(Berklee College Proj.):
5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	3,045,000	3,097,703
5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	5,535,000	5,630,800
(Massachusetts Institute of Technology Proj.) Series A, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	26,400,000	26,582,901
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 H-1 0.93% tender 6/1/17, CP mode	9,900,000	9,900,000
Series H-1, 0.8% tender 6/5/17, CP mode	12,660,000	12,660,000
Series H-2, 0.8% tender 6/2/17, CP mode	11,135,000	11,135,000
Series H1, 0.83% tender 5/3/17, CP mode	14,500,000	14,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2017, 1.05% tender 5/31/17, CP mode	4,000,000	4,000,000
Massachusetts Port Auth. Rev. Series 12B, 0.79% 5/10/17, LOC TD Banknorth, NA, CP (b)	34,200,000	34,200,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Bonds Series 2007 A, 5% 8/15/17 (Pre-Refunded to 8/15/17 @ 100)	8,310,000	8,409,018
Series B:
0.83% 6/5/17, LOC Citibank NA, CP	16,900,000	16,900,000
0.83% 6/6/17, LOC Citibank NA, CP	34,100,000	34,100,000
0.87% 6/9/17, LOC Citibank NA, CP	26,600,000	26,600,000
Series C, 0.79% 5/1/17, LOC Barclays Bank PLC, CP	25,800,000	25,800,000
0.96% 6/1/17, LOC Barclays Bank PLC, CP	31,900,000	31,900,000
0.96% 6/5/17, LOC Citibank NA, CP	11,200,000	11,200,000
0.96% 6/6/17, LOC Barclays Bank PLC, CP	7,900,000	7,900,000
0.96% 6/7/17, LOC Barclays Bank PLC, CP	17,500,000	17,500,000
0.97% 6/2/17, LOC Barclays Bank PLC, CP	13,600,000	13,600,000
0.97% 6/5/17, LOC Barclays Bank PLC, CP	21,000,000	21,000,000
Nantucket Gen. Oblig. BAN Series 2016, 2% 6/2/17	9,847,962	9,858,914
North Reading Gen. Oblig. BAN 2% 6/16/17	3,683,000	3,688,570
Orleans Gen. Oblig. Anticipation Notes BAN Series 2017, 2% 2/9/18	12,300,000	12,392,800
Plymouth Gen. Oblig. BAN 2% 5/4/17	30,902,000	30,905,099
Revere Gen. Oblig. BAN 2.5% 4/13/18	3,706,627	3,749,759
Somerville Gen. Oblig. BAN Series 2016 B, 2% 6/9/17	7,581,449	7,591,633
Stoughton Gen. Oblig. BAN 2% 6/30/17	2,749,000	2,753,887
Topsfield Gen. Oblig. BAN Series 2016, 2% 10/20/17	2,177,000	2,186,330
West Boylston Gen. Oblig. Anticipation Notes BAN Series 2016, 2% 11/17/17	4,671,000	4,698,898
Westfield Gen. Oblig. BAN 2% 10/31/17	9,127,646	9,169,249
		704,302,933
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds ( Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1% tender 5/8/17, CP mode (b)	3,600,000	3,600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (b)	2,900,000	2,900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $735,817,933)		735,817,933
	Shares	Value

Investment Company - 11.8%
Fidelity Municipal Cash Central Fund, 0.95% (f)(g)	384,480,400	384,480,401
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $3,242,723,330)		3,242,723,330
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,836,254
NET ASSETS - 100%		$3,248,559,584

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,185,000 or 1.8% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,110,322 or 1.2% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Dev. Fin. Agcy. Rev. Bonds Series WF 10 56C, 1.2%, tender 8/3/17 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/4/11	$19,805,000
Massachusetts St. Wtr. Resources Auth. Bonds Series 2016 E74, 1.1%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 1/3/17	$39,380,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$794,375
Total	$794,375

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2017 the cost for Federal Income Tax Purposes was $3,242,723,330.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2017